UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2025

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

JAG Large Cap Growth Fund

Class A (JLGAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.51%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$43,683,251
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$112,785
Portfolio Turnover	52%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Communications
32.1%
Technology
29.7%
Health Care
14.1%
Consumer Discretionary
12.1%
Consumer Staples
4.9%
Money Market Funds
3.2%
Materials
1.5%
Financials
1.4%
Industrials
1.0%

Value	Value
Industrials	1.0%
Financials	1.4%
Materials	1.5%
Money Market Funds	3.2%
Consumer Staples	4.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Technology	29.7%
Communications	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	7.8%
Amazon.com, Inc.	7.8%
Apple, Inc.	4.7%
Netflix, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.4%
NVIDIA Corporation	4.2%
Uber Technologies, Inc.	4.2%
Microsoft Corporation	4.2%
Alphabet, Inc., Class A	3.9%
Boston Scientific Corporation	3.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

JAG Large Cap Growth Fund - Class A (JLGAX )

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.jagcapitalfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-JLGAX

JAG Large Cap Growth Fund

Class I (JLGIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.26%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$43,683,251
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$112,785
Portfolio Turnover	52%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	1.0%
Financials	1.4%
Materials	1.5%
Money Market Funds	3.2%
Consumer Staples	4.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Technology	29.7%
Communications	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	7.8%
Amazon.com, Inc.	7.8%
Apple, Inc.	4.7%
Netflix, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.4%
NVIDIA Corporation	4.2%
Uber Technologies, Inc.	4.2%
Microsoft Corporation	4.2%
Alphabet, Inc., Class A	3.9%
Boston Scientific Corporation	3.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

JAG Large Cap Growth Fund - Class I (JLGIX )

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.jagcapitalfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-JLGIX

JAG Large Cap Growth Fund

Class R (JGRRX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$44	0.91%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$43,683,251
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$112,785
Portfolio Turnover	52%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	1.0%
Financials	1.4%
Materials	1.5%
Money Market Funds	3.2%
Consumer Staples	4.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Technology	29.7%
Communications	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	7.8%
Amazon.com, Inc.	7.8%
Apple, Inc.	4.7%
Netflix, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.4%
NVIDIA Corporation	4.2%
Uber Technologies, Inc.	4.2%
Microsoft Corporation	4.2%
Alphabet, Inc., Class A	3.9%
Boston Scientific Corporation	3.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

JAG Large Cap Growth Fund - Class R (JGRRX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.jagcapitalfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-JGRRX

(b)       Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable .

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and
Additional Information

JAG Large Cap Growth Fund
March 31, 2025

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8%
	BIOTECH & PHARMA - 3.3%
1,757	Eli Lilly & Company	$1,451,124

	CHEMICALS - 1.5%
1,883	Sherwin-Williams Company (The)	657,525

	E-COMMERCE DISCRETIONARY - 7.8%
17,881	Amazon.com, Inc.(a)	3,402,039

	ENTERTAINMENT CONTENT - 5.8%
9,295	Take-Two Interactive Software, Inc.(a)	1,926,388
6,091	Walt Disney Company (The)	601,182
		2,527,570
	INSURANCE - 1.4%
1,820	Willis Towers Watson PLC	615,069

	INTERNET MEDIA & SERVICES - 26.3%
10,944	Alphabet, Inc., Class A	1,692,380
127	Booking Holdings, Inc.	585,078
5,937	Meta Platforms, Inc., Class A	3,421,850
2,078	Netflix, Inc.(a)	1,937,797
3,984	Reddit, Inc., Class A(a)	417,922
2,942	Spotify Technology S.A.(a)	1,618,188
25,098	Uber Technologies, Inc.(a)	1,828,640
		11,501,855
	LEISURE PRODUCTS - 3.2%
2,627	Axon Enterprise, Inc.(a)	1,381,671

	MEDICAL EQUIPMENT & DEVICES - 10.8%
16,264	Boston Scientific Corporation(a)	1,640,712
3,096	Intuitive Surgical, Inc.(a)	1,533,356
10,839	Natera, Inc.(a)	1,532,743
		4,706,811
	RETAIL - CONSUMER STAPLES - 3.2%
1,471	Costco Wholesale Corporation	1,391,242

See accompanying notes to financial statements.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	RETAIL - DISCRETIONARY - 1.1%
1,701	Lululemon Athletica, Inc.(a)	$481,485

	SEMICONDUCTORS - 8.2%
7,816	Broadcom, Inc.	1,308,633
17,131	NVIDIA Corporation	1,856,658
2,649	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	439,734
		3,605,025
	SOFTWARE - 8.4%
1,298	CyberArk Software Ltd.(a)	438,724
4,864	Microsoft Corporation	1,825,896
2,347	Salesforce, Inc.	629,841
949	ServiceNow, Inc.(a)	755,537
		3,649,998
	TECHNOLOGY HARDWARE - 5.8%
9,269	Apple, Inc.	2,058,923
6,077	Arista Networks, Inc.(a)	470,846
		2,529,769
	TECHNOLOGY SERVICES - 7.3%
366	Fair Isaac Corporation(a)	674,963
31,525	Kyndryl Holdings, Inc.(a)	989,885
2,753	Mastercard, Inc., Class A	1,508,974
		3,173,822
	TRANSPORTATION & LOGISTICS - 1.0%
3,990	XPO, Inc.(a)	429,244

	WHOLESALE - CONSUMER STAPLES - 1.7%
11,462	US Foods Holding Corporation(a)	750,303

	TOTAL COMMON STOCKS (Cost $34,212,659)	42,254,552

See accompanying notes to financial statements.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
1,413,782	First American Treasury Obligations Fund, Class Z, 4.21% (Cost $1,413,782)(b)	$1,413,782

	TOTAL INVESTMENTS - 100.0% (Cost $35,626,441)	$43,668,334
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(c)	14,917
	NET ASSETS - 100.0%	$43,683,251

ADR	- American Depositary Receipt

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(c)	Percentage rounds to less than 0.1%

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investment securities:
At cost	$35,626,441
At fair value	$43,668,334
Receivable for Fund shares sold	713
Dividends and interest receivable	7,095
Prepaid expenses	22,348
TOTAL ASSETS	43,698,490

LIABILITIES
Payable for Fund shares redeemed	4,000
Investment advisory fees payable	10,629
Payable to related parties	610
TOTAL LIABILITIES	15,239
NET ASSETS	$43,683,251

Composition of Net Assets:
Paid in capital	$29,894,195
Accumulated earnings	13,789,056
NET ASSETS	$43,683,251

Net Asset Value Per Share:
Class A Shares:
Net Assets	$157,361
Shares of beneficial interest outstanding (a)	8,988
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$17.51
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$18.58

Class I Shares:
Net Assets	$17,093,673
Shares of beneficial interest outstanding (a)	911,116
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$18.76

Class R Shares:
Net Assets	$26,432,217
Shares of beneficial interest outstanding (a)	1,374,890

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$19.22

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge but may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

INVESTMENT INCOME
Dividends	$73,792
Interest	15,303
Less: Foreign withholding taxes	(1,115)
TOTAL INVESTMENT INCOME	87,980

EXPENSES
Investment advisory fees	206,873
Distribution (12b-1) fees:
Class A	213
Financial administration/fund accounting fees	39,254
Registration fees	27,300
Legal administration/management services fees	25,471
Legal fees	14,748
Shareholder service fees	11,747
Compliance officer fees	10,634
Trustees fees and expenses	7,708
Audit fees	7,647
Custody overdraft fees	1,490
Custodian fees	2,170
Printing and postage expenses	3,876
Insurance expense	910
Other expenses	1,696
TOTAL EXPENSES	361,737

Less: Fees waived by the adviser	(94,088)
NET EXPENSES	267,649

NET INVESTMENT LOSS	(179,669)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Investments	7,401,896
Net change in unrealized depreciation on:
Investments	(9,493,247)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(2,091,351)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,271,020)

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year Ended
	March 31, 2025	September 30, 2024
FROM OPERATIONS	(Unaudited)
Net investment loss	$(179,669)	$(270,996)
Net realized gain from investments	7,401,896	6,963,552
Net change in unrealized appreciation (depreciation) on investments	(9,493,247)	10,108,959
Net increase (decrease) in net assets resulting from operations	(2,271,020)	16,801,515

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(24,632)	(14,522)
Class I	(4,720,412)	(1,457,493)
Class R	(2,721,885)	(2,175,170)
Net decrease in net assets from distributions to shareholders	(7,466,929)	(3,647,185)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	59,069	12,613
Class I	1,021,045	553,616
Class R	2,564,994	4,333,560
Net asset value of shares issued in reinvestment of distributions:
Class A	24,288	14,522
Class I	2,041,037	1,042,197
Class R	1,657,025	767,020
Payments for shares redeemed:
Class A	(45,626)	(51,783)
Class I	(1,184,849)	(3,808,145)
Class R	(3,722,821)	(3,771,203)
Net increase (decrease) in net assets from shares of beneficial interest	2,414,162	(907,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,323,787)	12,246,727

NET ASSETS
Beginning of Year	51,007,038	38,760,311
End of Year	$43,683,251	$51,007,038

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months	Year Ended
	March 31, 2025	September 30, 2024
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	2,691	698
Shares Reinvested	1,172	873
Shares Redeemed	(2,021)	(2,526)
Net increase (decrease) in shares of beneficial interest outstanding	1,842	(955)

Class I:
Shares Sold	50,988	26,826
Shares Reinvested	91,979	59,216
Shares Redeemed	(52,408)	(200,174)
Net increase (decrease) in shares of beneficial interest outstanding	90,559	(114,132)

Class R:
Shares Sold	111,386	218,003
Shares Reinvested	72,965	42,850
Shares Redeemed	(183,097)	(186,721)
Net increase in shares of beneficial interest outstanding	1,254	74,132

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$21.59		$16.29	$13.14	$22.62	$20.73	$17.17
Income (loss) from investment operations:
Net investment loss (1)	(0.12)		(0.20)	(0.16)	(0.17)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.56)		7.20	3.53	(5.29)	4.90	5.24
Total from investment operations	(0.68)		7.00	3.37	(5.46)	4.67	5.08
Less distributions from:
Net realized gains	(3.40)		(1.70)	(0.22)	(4.02)	(2.78)	(1.52)
Total distributions	(3.40)		(1.70)	(0.22)	(4.02)	(2.78)	(1.52)
Net asset value, end of year/period	$17.51		$21.59	$16.29	$13.14	$22.62	$20.73
Total return (2)	(5.59	)% (8)	46.09%	25.98%	(29.72)%	23.97%	31.81%
Net assets, at end of year/period (000s)	$157		$154	$132	$173	$222	$2,206
Ratio of gross expenses to average net assets (3)(4)(6)	1.66	% (7)	1.72%	1.73%	1.61%	1.59%	1.67%
Ratio of net expenses to average net assets (4)(6)	1.51	% (7)	1.51%	1.51%	1.51%	1.51%	1.51%
Ratio of net investment loss to average net assets (4)(5)(6)	(1.17	)% (7)	(1.07)%	(1.06)%	(1.04)%	(1.13)%	(0.91)%
Portfolio Turnover Rate	52	% (8)	74%	73%	78%	72%	113%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratios would have been:

	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021	2020
Gross expenses to average net assets	1.65%	1.71%	1.72%	1.60%	1.58%	1.66%
Net expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss to average net assets	(1.16)%	(1.06)%	(1.05)%	(1.03)%	(1.12)%	(0.90)%

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$22.89		$17.14	$13.79	$23.49	$21.38	$17.62
Income (loss) from investment operations:
Net investment loss (1)	(0.10)		(0.16)	(0.13)	(0.14)	(0.20)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.63)		7.61	3.70	(5.54)	5.09	5.40
Total from investment operations	(0.73)		7.45	3.57	(5.68)	4.89	5.28
Less distributions from:
Net realized gains	(3.40)		(1.70)	(0.22)	(4.02)	(2.78)	(1.52)
Total distributions	(3.40)		(1.70)	(0.22)	(4.02)	(2.78)	(1.52)
Net asset value, end of year/period	$18.76		$22.89	$17.14	$13.79	$23.49	$21.38
Total return (2)	(5.49	)% (8)	46.46%	26.21%	(29.52)%	24.30%	32.15%
Net assets, at end of year/period (000s)	$17,094		$18,784	$16,023	$29,248	$56,561	$50,990
Ratio of gross expenses to average net assets (3)(4)(6)	1.40	% (7)	1.47%	1.48%	1.36%	1.34%	1.42%
Ratio of net expenses to average net assets (4)(6)	1.26	% (7)	1.26%	1.26%	1.26%	1.26%	1.26%
Ratio of net investment loss to average net assets (4)(5)(6)	(0.92	)% (7)	(0.82)%	(0.81)%	(0.79)%	(0.88)%	(0.66)%
Portfolio Turnover Rate	52	% (8)	74%	73%	78%	72%	113%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratios would have been:

	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021	2020
Gross expenses to average net assets	1.39%	1.46%	1.47%	1.35%	1.33%	1.41%
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss to average net assets	(0.91)%	(0.81)%	(0.80)%	(0.78)%	(0.87)%	(0.65)%

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class R
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year/period	$23.35		$17.40	$13.94	$23.63	$21.43	$17.85
Income (loss) from investment operations:
Net investment loss (2)	(0.07)		(0.10)	(0.07)	(0.08)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.66)		7.75	3.75	(5.59)	5.10	3.62
Total from investment operations	(0.73)		7.65	3.68	(5.67)	4.98	3.58
Less distributions from:
Net realized gains	(3.40)		(1.70)	(0.22)	(4.02)	(2.78)	—
Total distributions	(3.40)		(1.70)	(0.22)	(4.02)	(2.78)	—
Net asset value, end of year/period	$19.22		$23.35	$17.40	$13.94	$23.63	$21.43
Total return (3)	(5.37	)% (9)	46.95%	26.72%	(29.27)%	24.70%	20.06	% (9)
Net assets, at end of year/period (000s)	$26,432		$32,068	$22,605	$10,445	$13,599	$9,158
Ratio of gross expenses to average net assets (4)(5)(7)	1.05	% (8)	1.12%	1.13%	1.02%	0.99%	1.07	% (8)
Ratio of net expenses to average net assets (5)(7)	0.91	% (8)	0.91%	0.91%	0.91%	0.91%	0.91	% (8)
Ratio of net investment loss to average net assets (5)(6)(7)	(0.57	)% (8)	(0.47)%	(0.46)%	(0.42)%	(0.53)%	(0.31	)% (8)
Portfolio Turnover Rate	52	% (9)	74%	73%	78%	72%	113	% (9)

(1)	Class R shares commenced operations on February 3, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021	2020
Gross expenses to average net assets	1.04%	1.11%	1.12%	1.01%	0.98%	1.06%
Net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss to average net assets	(0.56)%	(0.46)%	(0.45)%	(0.41)%	(0.52)%	(0.30)%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements pertain to the following series: JAG Large Cap Growth Fund (the “Fund”). The Fund is a separate diversified series of the Trust. JAG Capital Management LLC (the “Adviser”), acts as adviser to the Fund.

The Fund currently offers three classes of shares: Class A, Class I and Class R shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Class A and Class I shares commenced operations on December 22, 2011. Class R shares commenced operations on February 3, 2020. The Fund’s investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies, including FASB Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments - The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights

b)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the Procedures.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets

Security
Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks	$42,254,552	$—	$—	$42,254,552
Short-Term Investment	1,413,782	—	—	1,413,782
Total	$43,668,334	$—	$—	$43,668,334

(a)	As of and during the six months ended March 31, 2025, the Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

c)       Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Statement of Operations. As of March 31, 2025, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 – September 30, 2024 or expected to be taken in the Fund’s September 30, 2025 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. federal, Ohio, and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

d)       Distribution to Shareholders - Distributions of net investment income and capital gains to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and distributed on an annual basis.

e)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f)       Other - Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on debt securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

i)       Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended March 31, 2025, there were no CDSC fees paid.

j)       Cash and cash equivalents – The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

(2)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025 , aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$26,092,213	$32,113,772

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

JAG Capital Management LLC acts as investment adviser to the Fund pursuant to the terms of an advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Fund. Under the terms of the Advisory Agreement, the Adviser directs the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Adviser provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment advisory services, the Fund pays to the Adviser, as of the last day of each month, an annualized fee equal to 0.80% of average net assets, such fee to be computed daily based upon daily net assets of the Fund. The Adviser pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended March 31, 2025, the investment advisory fees of $206,873 were incurred by the Fund, before the waiver and reimbursement described below.

The Adviser and the Trust, with respect to the Fund, have entered into an expense limitation agreement under which the Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.50%, 1.25% and 0.90% for Classes A, I and R, respectively, of the Fund’s average daily net assets through January 31, 2026 (the “Expense Limitation Agreement”). Each waiver or reimbursement by the Adviser is subject to recoupment within three years after the fees have been waived or reimbursed, if such recoupment may be achieved without exceeding the lesser of the expense limitation in place at the time of waiver or reimbursement and the expense limitation in effect at that time.

For the six months ended March 31, 2025, the Adviser waived advisory fees in the amount of $94,088. As of March 31, 2025, the Adviser may recapture $104,529 before September 30, 2025, $167,676 before September 30, 2026, and $186,983 before September 30, 2027, subject to the terms of the Expense Limitation Agreement.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC ( “MFund”), MFund provides the Fund with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pays MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Fund in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement” ), MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

A trustee is the controlling member of MFund and of AlphaCentric Advisors LLC and Catalyst Capital Advisors LLC (investments advisers to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust to which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Northern Lights Distributors, LLC, (“Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an Underwriting Agreement with the Trust. For the six months ended March 31, 2025, the Distributor received $37 in underwriter commissions from the sale of Class A shares and Class R shares of the Fund.

Ultimus Fund Solutions, LLC (“UFS “), an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class R shares that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and Class R shares, based on average daily net assets of each class. Class A shares and Class R shares are currently paying 0.25% and 0.00% per annum of 12b-1 fees, respectively. The Trust has not adopted a plan for Class I. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Distributor and the Adviser for distribution related expenses.

(4)	TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,626,441 for the Fund and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$9,882,348
Unrealized depreciation:	(1,840,455)
Net unrealized appreciation:	$8,041,893

The tax character of fund distributions paid for the year ended September 30, 2024 and September 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$17,150	$—
Long-Term Capital Gain	3,630,035	610,227
Return of Capital	—	—
	$3,647,185	$610,227

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

As of September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$1,161,870	$4,834,519	$—	$—	$—	$17,530,616	$23,527,005

The difference between book basis and tax basis accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to attributable to the tax deferral of losses on wash sales.

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, the shareholders listed below held more than 25% of the Fund and may be deemed to control the Fund.

Owner

National Financial Services LLC (1)	37%
Pershing LLC (1)	40%

(1)	These owners are comprised of multiple investors and accounts.

(6)	SECTOR EXPOSURE RISK

Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

(7)	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

JAG Large Cap Growth Fund

ADDITIONAL INFORMATION (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 6/5/2025

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 6/5/2025